Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables		¥ 121,312	¥ 103,201
Advances from customers	[1]		67,176
Salaries and welfare payable		10,087	6,955
Accrued expenses		5	213
Dividends payable by subsidiaries to non-controlling shareholders		355	139
Interest payable		2,965	3,910
Construction fee and equipment cost payables		123,556	121,313
Other	[2]	39,548	40,912
Accounts payable and accrued liabilities		¥ 297,828	¥ 343,819	[3]

[1]	As a result of the adoption of IFRS 15, gross amount due to customers for advances received are included in contract liabilities and disclosed in Note 28 (see Note 3(aa)(a)(i)).
[2]	Other consists primarily of notes payables, insurance payable, etc.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).